Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 292	$ 576
Net income/(loss)	220	397
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	(8)
Depreciation, depletion and amortization	206	189
Deferred taxation	15	102
Movement in non-hedge derivatives and bonds	(155)	(124)
Equity loss/(income) in associates	1	(10)
Dividends received from associates	13	20
Other non cash items	5	16
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	22
Effect of changes in operating working capital items:
Receivables	16	(56)
Inventories	(22)	(23)
Accounts payable and other current liabilities	(40)	51
Net cash (used)/generated in investing activities	(514)	(381)
Available for sale investments acquired	(3)	0
Held to maturity investments acquired	(29)	(39)
Contributions to associates and equity accounted joint ventures	(150)	(45)
Additions to property, plant and equipment	(348)	(312)
Interest capitalized and paid	(4)	(2)
Expenditure on intangible assets	(13)	(7)
Proceeds on sale of mining assets	0	1
Proceeds on redemption of held to maturity investments	27	36
Proceeds on disposal of associates and equity accounted joint ventures	5	20
Proceeds on disposal of subsidiary	1	0
Loans advanced to associates and equity accounted joint ventures	0	(15)
Change in restricted cash	0	(18)
Net cash generated/(used) by financing activities	20	(113)
Repayments of debt	(95)	(4)
Proceeds from debt	146	0
Debt issue costs	(5)	(8)
Dividends paid to common stockholders	(20)	(101)
Dividends paid to noncontrolling interests	(6)	0
Net increase/(decrease) in cash and cash equivalents	(202)	82
Effect of exchange rate changes on cash	(10)	22
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - March 31,	$ 680	$ 1,216